General information (Details) $ / shares in Units, $ in Millions							1 Months Ended		5 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 13, 2020 USD ($)	Oct. 05, 2020 USD ($)	Jun. 05, 2020 USD ($)	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 30, 2020	Jun. 30, 2019	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) rig $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jan. 31, 2021 USD ($)	Jan. 26, 2021 $ / shares	Jan. 11, 2021 $ / shares	Jan. 10, 2021 $ / shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt service coverage ratio							1.25
Stock conversion ratio					0.2	0.20		0.20
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.05	$ 0.01				$ 0.05	$ 0.05
Issue of common shares	$ 5.3	$ 5.3	$ 27.5	$ 30.0						$ 62.8	$ 53.5	$ 250.0
Proceeds from sale of fixed assets										$ 37.7	$ 7.1	$ 41.6
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares														$ 0.05	$ 0.05	$ 0.05
Amended required debt payment in 2021, to facilitate the deferral of debt amortization, interest and maturity Payments													$ 12.0
Amended required debt payment in 2022 to facilitate the deferral of debt amortization, interest and maturity Payments													$ 24.0
Subsequent Event | Sale of Alta, Eir and Balder
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from sale of fixed assets									$ 17.5
Jack-Up Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig										24
Number of rigs under construction | rig										5
Warm Stacked Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig										12
Cold Stacked Rig
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig										1